Transactions with Related Parties (Details) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	May 31, 2016	May 28, 2010	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Fixed dry dock expenses reimbursement agreement to the Manager					Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Management fees	$ 24,318,000	$ 24,293,000			$ 48,504,000	$ 48,335,000
General and administrative expenses	5,981,000	3,903,000			9,510,000	7,068,000
Other expenses from transactions with related parties	730,000				$ 730,000
$50,000 Revolver with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility issuance date					Mar. 31, 2016
Line of credit facility maximum borrowing capacity	50,000,000				$ 50,000,000
Interest rate description					LIBOR plus 300 bps
Loan margin percentage					3.00%
Line of credit facility maturity date					Apr. 14, 2016
Navios Holdings, Short-term credit facility
Related Party Transaction [Line Items]
Line of credit facility issuance date					Nov. 11, 2014
Line of credit facility maximum borrowing capacity	200,000,000				$ 200,000,000
Arrangement fee	4,000,000				$ 4,000,000
Interest rate percentage					6.00%
Line of credit facility maturity date					Dec. 29, 2014
Navios Holdings Credit Facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity	40,000,000				$ 40,000,000
Interest rate description					LIBOR plus 300 basis points
Loan margin percentage					3.00%
Line of credit facility maturity date					Dec. 31, 2015
Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement					May 31, 2016
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement					May 31, 2018
Duration of agreement					2 years
Administrative services agreement with the Manager
Related Party Transaction [Line Items]
Maturity date of agreement					May 31, 2020
General and administrative expenses	2,375,000	$ 1,935,000			$ 4,768,000	$ 3,861,000
MR2 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 6,000
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,400
MR2 Chemical Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				6,000
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			6,400
LR1 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				7,000
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			7,200
VLCC | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 9,500
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 9,500
Nave Celeste
Related Party Transaction [Line Items]
Duration of agreement					2 years
Charter hire daily rate					$ 35,000
Market charter hire daily rate threshold					$ 35,000
Nave Galactic
Related Party Transaction [Line Items]
Duration of agreement					4 years
Charter hire daily rate					$ 35,000
Market charter hire daily rate threshold					$ 35,000
Nave Quasar
Related Party Transaction [Line Items]
Duration of agreement					4 years
Charter hire daily rate					$ 35,000
Market charter hire daily rate threshold					$ 35,000
Navios Midstream
Related Party Transaction [Line Items]
Backstop Agreement with Navios Midstream					On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered-out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Navios Holdings and Navios Midstream
Related Party Transaction [Line Items]
Due from related parties	$ 24,262,000				$ 24,262,000		$ 15,520,000